General Information	6 Months Ended
Jun. 30, 2018
General Information

1. General Information

The accompanying unaudited interim consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2017 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 16, 2018 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2018 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2018. A discussion of the Company’s significant accounting policies can be found in the audited consolidated financial statements for the fiscal year ended December 31, 2017, as filed on Form 20-F on March 16, 2018.

The consolidated balance sheet as of December 31, 2017 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In September and November 2017, the Company effected, in addition to previously effected reverse stock splits, two additional reverse stock splits on its issued and outstanding common stock, of 1-for-3 and 1-for-7, respectively. All share and per share amounts disclosed in the accompanying unaudited interim consolidated financial statements give effect to these two reverse stock splits retroactively and thus affect the period ended June 30, 2017.

At June 30, 2018, the Company reported a working capital surplus of $2,843. Since 2017, the Company’s management has implemented a number of actions to manage the Company’s working capital requirements. As at the date that these unaudited interim consolidated financial statements are issued, the Company has managed to fully repay its entire outstanding debt, by making use of vessels’ sales proceeds and equity proceeds (Notes 4, 7 and 10) and thus, the Company’s fleet comprises of four unencumbered vessels with zero debt outstanding. The Company expects that it will fund its operations either with cash on hand, cash generated from operations, bank debt and equity offerings, or a combination thereof, in the twelve-month period ending one year after the financial statements' issuance and accordingly, there is no substantial doubt about the Company's ability to continue as a going concern.

The Company is engaged in the seaborne transportation industry through the ownership of containerships and operates its fleet through Unitized Ocean Transport Limited, a wholly-owned subsidiary, while Wilhelmsen Ship Management LTD, an unaffiliated third party, provided management services to the laid-up vessels of the Company's fleet, for a fixed monthly fee for each vessel. The fees payable to Wilhelmsen Ship Management LTD, amounted to $62 and $485 for the six months ended June 30, 2018 and 2017, respectively, and are included in Vessel operating expenses in the accompanying unaudited interim consolidated statements of operations.

As at June 30, 2018, the Company was the sole owner of all outstanding shares of the following subsidiaries:

a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Rongerik Shipping Company Inc.	Marshall Islands	Domingo	Marshall Islands	3,739	Mar-01	Feb-12	-
2	Dud Shipping Company Inc.	Marshall Islands	Pamina	Marshall Islands	5,042	May-05	Nov-14	-
Vessel Owning Subsidiaries - Post-Panamax Vessels
3	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
4	Meck Shipping Company Inc.	Marshall Islands	Rotterdam	Marshall Islands	6,494	Jul-08	Sep-15	-
5	Langor Shipping Company Inc. (Notes 4 and 10)	Marshall Islands	Hamburg	Marshall Islands	6,494	Mar-09	Nov-15	Jul-18
Vessel Owning Subsidiaries - Sold Vessels
6	Kapa Shipping Company Inc.	Marshall Islands	Angeles	Marshall Islands	4,923	Dec-06	Apr-15	Nov-16
7	Utirik Shipping Company Inc.	Marshall Islands	Doukato	Marshall Islands	3,739	Feb-02	Feb-12	Jun-17
8	Mago Shipping Company Inc. (Note 4)	Marshall Islands	New Jersey	Marshall Islands	4,923	Nov-06	Apr-15	Mar-18
9	Delap Shipping Company Inc. (Note 4)	Marshall Islands	March	Marshall Islands	5,576	May-04	Sep-14	Mar-18
10	Jabor Shipping Company Inc. (Note 4)	Marshall Islands	Great	Marshall Islands	5,576	Apr-04	Oct-14	Mar-18
11	Likiep Shipping Company Inc. (Note 4 )	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	Apr-18
12	Orangina Inc. (Note 4)	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	May-18
13	Eluk Shipping Company Inc. (Note 4)	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	Jun-18
Other Subsidiaries
14	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
15	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. The fees payable to UOT pursuant to the respective management and administrative agreements are eliminated in consolidation as intercompany transactions.

Container Carriers (USA) LLC ("Container Carriers"), was established in July 2014 in the State of Delaware, USA, to act as the Company's authorized representative in the United States.

During the six months ended June 30, 2018 and 2017, charterers that accounted for more than 10% of the Company’s hire revenues were as follows:

Charterer	2018	2017
A	27%	-
B	11%	14%
C	14%	-
D	-	11%
E	30%	14%
F	18%	40%